Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000018428 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018428 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000018428 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000018428 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000018428 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000018428 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000018428 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000018428 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000018428 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000018428 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018428 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000018428 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018428 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018428 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000018430 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018430 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000018430 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000018430 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000018430 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000018430 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000018430 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000018430 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000018430 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000018430 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018430 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000018430 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018430 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018430 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000054699 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054699 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000054699 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000054699 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000054699 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000054699 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000054699 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000054699 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000054699 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000054699 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000054699 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000054699 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054699 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000054699 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000184551 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000184551 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000184551 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000184551 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000184551 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000184551 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000184551 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000184551 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000184551 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000184551 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000184551 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000184551 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000184551 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000184551 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000018432 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018432 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000018432 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000018432 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000018432 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000018432 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000018432 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000018432 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000018432 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000018432 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018432 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000018432 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018432 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018432 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000018431 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018431 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000018431 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000018431 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000018431 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000018431 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000018431 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000018431 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000018431 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000018431 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018431 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000018431 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000018431 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018431 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000054700 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054700 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000054700 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000054700 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000054700 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000054700 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000054700 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000054700 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000054700 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000054700 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000054700 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000054700 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054700 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000054700 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000054701 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054701 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000054701 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000054701 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000054701 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000054701 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000054701 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000054701 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000054701 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000054701 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000054701 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000054701 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000054701 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000054701 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000155435 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155435 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000155435 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000155435 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000155435 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000155435 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000155435 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000155435 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000155435 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000155435 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155435 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000155435 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000155435 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155435 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000155436 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155436 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000155436 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000155436 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000155436 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000155436 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000155436 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000155436 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000155436 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000155436 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155436 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000155436 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000155436 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155436 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%
C000155437 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000155437 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.12%
C000155437 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.74%
C000155437 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.74%
C000155437 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000155437 | Financials
Holdings [Line Items]
Percent of Total Investments	24.27%
C000155437 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.84%
C000155437 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.91%
C000155437 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.79%
C000155437 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155437 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.34%
C000155437 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.66%
C000155437 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155437 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.13%